Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
9.	EXPLORATION AND EVALUATION ASSETS
Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2021	December 31, 2020

	$	$

Acquisition costs

Balance, beginning	4,342	3,852

Additions	1,298	490

Total exploration and evaluation assets	5,640	4,342
The Company has certain commitments for royalty and other payments to be made on the Thacker Pass project as set out below. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the Thacker Pass project.

●	20% royalty on revenue solely in respect of uranium;

●
8% gross revenue royalty on all claims up to a cumulative payment of $22,000. The royalty will then be reduced to 4% for the life of the project. The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000;

●	Option payments of $137.5 payable in 2022, and $2,887.5 in 2023 to purchase water rights.